                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [_]; Amendment Number: _____

This Amendment (Check only one.):      [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     United States Steel and Carnegie Pension Fund, Inc.
Address:  350 Park Avenue - 17th Floor
          New York, NY 10022-6022

13F File Number: 28-677

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report:

Name:   William Donovan
Title:  President
Phone:  212-826-8420

Signature, Place, and Date of Signing:


/s/ William Donovan    New York, NY    November 10, 2011
--------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[_] 13F NOTICE.
[_] 13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                             FORM 13F SUMMARY PAGE

Report Summary:

No Other Managers

Form 13F Information Table Entry Total: 59

Form 13F Information Table Value Total: $4,955,118

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            FORM 13F, LIST OF SECURITIES PURSUANT TO SECTION 13(F)
                     OF THE SECURITY EXCHANGE ACT OF 1934

                                                                                SHARES OR   SHARES     SHARES
                                                                   MARKET VALUE PRINCIPAL    SOLE    SOLE VOTING
NAME OF ISSUER                         TITLE OF CLASS CUSIP NUMBER   (X$1000)    AMOUNT   DISCRETION  AUTHORITY
--------------                         -------------- ------------ ------------ --------- ---------- -----------
ABB Ltd-Spon ADR......................                 000375204      48,511    2,840,207 2,840,207   2,840,207
Abbott Laboratories...................                 002824100     121,038    2,366,800 2,366,800   2,366,800
Altria Group Inc......................                 02209S103      44,110    1,645,296 1,645,296   1,645,296
Ametek Inc............................                 031100100      65,940    2,000,000 2,000,000   2,000,000
Amgen Inc.............................                 031162100      89,880    1,635,366 1,635,366   1,635,366
Amphenol Corp.........................                 032095101      77,909    1,910,950 1,910,950   1,910,950
BB&T Corp.............................                 054937107      41,472    1,944,300 1,944,300   1,944,300
Bank of New York Mellon Corp..........                 064058100      59,111    3,179,696 3,179,696   3,179,696
Boeing Co.............................                 097023105      69,692    1,151,746 1,151,746   1,151,746
Broadridge Financial Solutions........                 11133T103      67,640    3,358,485 3,358,485   3,358,485
Caterpillar...........................                 149123101      69,410      940,000   940,000     940,000
Coca Cola Co..........................                 191216100      70,783    1,047,700 1,047,700   1,047,700
Comcast Corp Cl A Special Non-Voting..                 20030N200      91,033    4,393,500 4,393,500   4,393,500
Disney Walt Co........................                 254687106      75,782    2,512,670 2,512,670   2,512,670
Discovery Communications C............                 25470F302      41,987    1,194,500 1,194,500   1,194,500
Direct TV--Class A....................                 25490A101     112,355    2,658,040 2,658,040   2,658,040
Dover Corp............................                 260003108      47,532    1,020,000 1,020,000   1,020,000
DuPont E.I. de Nemours................                 263534109      44,766    1,120,000 1,120,000   1,120,000
Exxon Mobil Corp......................                 30231G102     201,444    2,773,558 2,773,558   2,773,558
General Electric Co...................                 369604103      79,172    5,201,824 5,201,824   5,201,824
Glaxosmithkline Spnsrd ADR............                 37733W105      43,949    1,064,400 1,064,400   1,064,400
Hansen Natural Corp...................                 411310105      39,376      451,089   451,089     451,089
Hewlett-Packard Co....................                 428236103      49,238    2,193,250 2,193,250   2,193,250
Illinois Tool Works Inc...............                 452308109      31,746      763,135   763,135     763,135
Intel Corp............................                 458140100      79,942    3,747,003 3,747,003   3,747,003
International Business Machs..........                 459200101     140,251      802,028   802,028     802,028
International Paper Co................                 460146103      73,654    3,167,900 3,167,900   3,167,900
Johnson & Johnson.....................                 478160104     145,767    2,288,700 2,288,700   2,288,700
Liberty Media Co Series A.............                 530322106      26,701      403,824   403,824     403,824
Liberty Media Ser A Capstarz..........                 530322304      13,143      206,775   206,775     206,775
Liberty Global Inc....................                 530555101      65,628    1,813,938 1,813,938   1,813,938
Liberty Interactive Corp Series A.....                 53071M104      99,670    6,752,704 6,752,704   6,752,704
Mccormick & Co Inc Com Non Vtg........                 579780206      73,231    1,586,460 1,586,460   1,586,460
Mcdonald`s Corp.......................                 580135101      70,978      808,219   808,219     808,219
Merck & Co Inc........................                 58933Y105      53,629    1,640,036 1,640,036   1,640,036
Microsoft Corp........................                 594918104     160,821    6,461,270 6,461,270   6,461,270
Nike Inc..............................                 654106103     103,467    1,210,000 1,210,000   1,210,000
Nokia Corp-Spon ADR...................                 654902204      33,885    5,986,700 5,986,700   5,986,700
Novartis ADR..........................                 66987V109     113,788    2,040,300 2,040,300   2,040,300
Pepsico Inc...........................                 713448108      74,538    1,204,166 1,204,166   1,204,166
Pfizer Inc............................                 717081103      81,782    4,625,661 4,625,661   4,625,661
Philip Morris.........................                 718172109     100,294    1,607,796 1,607,796   1,607,796
Praxair...............................                 74005P104      79,458      850,000   850,000     850,000
Procter & Gamble Co...................                 742718109     121,857    1,928,728 1,928,728   1,928,728
Roper Industries Inc..................                 776696106      25,841      375,000   375,000     375,000
Royal Dutch Shell Spnsrd ADR..........                 780259206     172,523    2,804,337 2,804,337   2,804,337
SPDR Trust Series 1...................                 78462F103     337,739    2,984,880 2,984,880   2,984,880
Schlumberger Ltd......................                 806857108     102,640    1,718,398 1,718,398   1,718,398
Spectra Energy Corp...................                 847560109      84,281    3,435,850 3,435,850   3,435,850
Staples Inc...........................                 855030102      76,143    5,725,000 5,725,000   5,725,000
State Street Corp.....................                 857477103      97,368    3,027,600 3,027,600   3,027,600
Texas Instruments Inc.................                 882508104      27,865    1,045,600 1,045,600   1,045,600

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
                                                                                SHARES OR   SHARES     SHARES
                                                                   MARKET VALUE PRINCIPAL    SOLE    SOLE VOTING
NAME OF ISSUER                         TITLE OF CLASS CUSIP NUMBER   (X$1000)    AMOUNT   DISCRETION  AUTHORITY
--------------                         -------------- ------------ ------------ --------- ---------- -----------
US Bancorp............................                 902973304       72,811   3,093,067 3,093,067   3,093,067
UnitedHealth Group Inc................                 91324P102      148,640   3,222,900 3,222,900   3,222,900
Valmont Industries....................                 920253101       26,110     335,000   335,000     335,000
Wal-Mart Stores Inc...................                 931142103       38,834     748,253   748,253     748,253
Walgreen Co...........................                 931422109      132,349   4,024,000 4,024,000   4,024,000
Weingarten Realty Investors...........                 948741103      112,980   5,336,801 5,336,801   5,336,801
Wells Fargo & Co......................                 949746101      102,634   4,255,160 4,255,160   4,255,160
TOTAL MARKET VALUE - PENSION PLAN
  SECURITIES..........................                        59    4,955,118